Retirement Benefit Schemes - Schedule of Scheme Liabilities by Scheme Membership (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Defined Benefit Plans [Line Items]
Present value	£ 12,861	£ 12,423
Pension Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Present value	12,032	11,562
Healthcare Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Present value	829	861
Active Members
Disclosure Of Defined Benefit Plans [Line Items]
Present value	1,954	1,840
Active Members | Pension Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Present value	1,895	1,785
Active Members | Healthcare Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Present value	59	55
Deferred Members
Disclosure Of Defined Benefit Plans [Line Items]
Present value	1,310	1,261
Deferred Members | Pension Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Present value	1,308	1,259
Deferred Members | Healthcare Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Present value	2	2
Retired Members
Disclosure Of Defined Benefit Plans [Line Items]
Present value	9,597	9,322
Retired Members | Pension Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Present value	8,829	8,518
Retired Members | Healthcare Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Present value	£ 768	£ 804